INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
	June 30,	December 31,
	2015	2014
	Unaudited	Audited

Raw materials	$6,158	$6,794
Finished products	8,974	7,942

	$15,132	$14,736